VOYA FUNDS TRUST

Voya Floating Rate Fund

(the “Fund”)

Supplement dated January 31, 2020

to the Fund’s Class A, Class C, Class I, Class P, Class R, Class T,

and Class W shares Prospectus, and Class P3 shares Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated July 31, 2019

Effective January 31, 2020, Charles LeMieux is added as a Portfolio Manager for the Fund. Effective January 31, 2020, the Fund’s Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Jeffrey A. Bakalar	Charles LeMieux, CFA
Portfolio Manager (since 08/10)	Portfolio Manager (since 01/20)
Daniel A. Norman
Portfolio Manager (since 08/10)

2.	The following paragraph is added in the sub-section entitled “Management of the Funds – Voya Investment Management Co. LLC – Voya Floating Rate Fund” of the Fund’s Prospectuses:

Charles LeMieux, CFA, Portfolio Manager and Senior Vice President of the Voya IM Senior Loan Group, since 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA FUNDS TRUST

Voya Floating Rate Fund

(the “Fund”)

Supplement dated January 31, 2020

to the Fund’s Class A, Class C, Class I, Class P, Class P3, Class R, Class T, and Class W

Statement of Additional Information (the “SAI”)

dated July 31, 2019

Effective January 31, 2020, Charles LeMieux is added as a Portfolio Manager for the Fund. Effective January 31, 2020, the Fund’s SAI is hereby revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management” in the Fund’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Charles LeMieux, CFA[1]	3	$2,462,317,870	0	$0	0	$0

1 As of December 31, 2019.

Ownership of Securities

Voya Floating Rate Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Charles LeMieux, CFA[1]	$100,001-$500,000

1 As of December 31, 2019.

Voya Floating Rate Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Charles LeMieux, CFA[1]	$100,001-$500,000

1 As of December 31, 2019.

2.	The line items with respect to the Fund in the sub-section entitled “Portfolio Management – Compensation” in the Fund’s SAI is hereby removed in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Floating Rate Fund	Jeffrey A. Bakalar, Charles LeMieux, CFA and Daniel Norman	S&P’s/Loan Syndications and Trading Association Leveraged Loan Index

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